Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets (Tables ) [Abstract]
Schedule of Other Assets [Table Text Block]
	2011	2010

Rebates	$185,152	$165,218
Taxes Refundable	180,721	124,536
Derivatives	60,877	7,220
Payments on account	40,476	38,654
Prepaid rent	39,468	40,321
Leases receivable	38,175	38,838
Other	490,497	368,444
Total prepaid expenses and other current assets	$1,035,366	$783,231